STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

June 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Bermuda - 1.7%
Hiscox Ltd.	513,510		7,131,533
Brazil - 2.6%
B3 SA - Brasil Bolsa Balcao	1,529,752		4,667,657
XP, Inc., Cl. A	244,823	[a,b]	5,743,548
			10,411,205
China - 3.1%
Alibaba Group Holding Ltd.	489,196	[b]	5,087,671
Ping An Insurance Group Company of China Ltd., Cl. H	1,182,000		7,573,296
			12,660,967
Denmark - 1.2%
Chr. Hansen Holding A/S	39,395		2,740,077
Novozymes A/S, Cl. B	44,082		2,053,083
			4,793,160
France - 17.3%
Air Liquide SA	31,255		5,603,459
AXA SA	138,523		4,092,458
Capgemini SE	37,000		7,009,324
Compagnie de Saint-Gobain	74,629		4,546,206
Dassault Systemes SE	93,054		4,126,581
Edenred	66,988		4,485,578
L'Oreal SA	14,913		6,959,561
LVMH Moet Hennessy Louis Vuitton SE	4,588		4,329,814
Publicis Groupe SA	51,285		4,000,692
Sanofi	105,777		11,339,611
SCOR SE	281,378		8,271,142
Vinci SA	49,138		5,711,177
			70,475,603
Germany - 3.9%
Bayer AG	60,495		3,344,524
Deutsche Boerse AG	28,175		5,203,480
SAP SE	55,458		7,572,451
			16,120,455
Hong Kong - 4.3%
AIA Group Ltd.	811,312		8,277,965
Prudential PLC	667,399		9,411,892
			17,689,857
India - 1.7%
Housing Development Finance Corp. Ltd.	197,228		6,794,933

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Ireland - 3.1%
CRH PLC	82,983		4,583,355
Experian PLC	110,653		4,251,905
ICON PLC	15,832	[b]	3,961,166
			12,796,426
Japan - 16.5%
Advantest Corp.	67,300		9,015,822
East Japan Railway Co.	104,700		5,806,197
Ebara Corp.	83,100		3,990,812
Pan Pacific International Holdings Corp.	238,200		4,268,494
Recruit Holdings Co. Ltd.	240,213		7,666,042
Sony Group Corp.	85,600		7,678,118
Sugi Holdings Co. Ltd.	127,400		5,691,856
TechnoPro Holdings, Inc.	420,800		9,126,361
Topcon Corp.	436,800		6,392,540
Toyota Industries Corp.	106,600		7,647,455
			67,283,697
Netherlands - 6.2%
ASML Holding NV	17,290		12,515,725
ING Groep NV	487,636		6,585,315
Universal Music Group NV	281,105		6,245,472
			25,346,512
Norway - 1.0%
TOMRA Systems ASA	259,462		4,169,675
South Korea - 1.8%
Samsung SDI Co. Ltd.	14,176		7,252,766
Spain - 1.6%
Amadeus IT Group SA	83,730		6,383,678
Sweden - 1.0%
Swedbank AB, Cl. A	249,354		4,211,329
Switzerland - 12.8%
Alcon, Inc.	72,272		6,004,765
Lonza Group AG	11,682		6,976,379
Nestle SA	93,026		11,193,326
Novartis AG	72,892		7,356,800
Roche Holding AG	42,860		13,097,823
Zurich Insurance Group AG	16,507		7,842,538
			52,471,631
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	79,851		8,058,563
United Kingdom - 17.4%
Anglo American PLC	154,632		4,382,953
Ashtead Group PLC	47,393		3,290,968
AstraZeneca PLC	87,431		12,523,466

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
United Kingdom - 17.4% (continued)
BAE Systems PLC		428,295		5,053,423
Barclays PLC		3,183,689		6,218,825
Croda International PLC		59,359		4,242,315
Diageo PLC		177,722		7,623,556
National Grid PLC		322,693		4,264,106
RELX PLC		231,831		7,730,083
Shell PLC		409,487		12,191,906
SSE PLC		160,255		3,754,327
				71,275,928
Total Common Stocks (cost $316,663,567)				405,327,918
	1-Day Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $72,622)	5.17	72,622	[c]	72,622
Total Investments (cost $316,736,189)		99.2%		405,400,540
Cash and Receivables (Net)		.8%		3,254,932
Net Assets		100.0%		408,655,472

ADR—American Depositary Receipt

a Security, or portion thereof, on loan. At June 30, 2023, the value of the fund’s securities on loan was $1,118,268 and the value of the collateral was $1,122,330, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

June 30, 2023 (Unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	22,430,934	382,896,984	††	-	405,327,918
Investment Companies	72,622	-		-	72,622

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2023, accumulated net unrealized appreciation on investments was $88,664,351, consisting of $101,431,695 gross unrealized appreciation and $12,767,344 gross unrealized depreciation.

At June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.